Trade and other payables	12 Months Ended
Dec. 31, 2017
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Trade and other payables
14.	Trade and other payables

Details of trade and other payables as of December 31, 2016 and 2017, are as follows:

(In millions of Korean won)	December 31, 2016		December 31, 2017
Current liabilities
Trade payables	￦	1,235,955	￦	1,399,287
Other payables		5,903,816		6,024,847

Total	￦	7,139,771	￦	7,424,134

Non-current liabilities
Trade payables	￦	8,041	￦	4,787
Other payables		1,180,270		996,582

Total	￦	1,188,311	￦	1,001,369

Details of other payables as of December 31, 2016 and 2017 are as follows:

(In millions of Korean won)	2016		2017
Non-trade payables[1]	￦	4,803,642	￦	4,773,223
Accrued expenses		1,061,002		1,011,089
Operating deposits		861,739		850,999
Others		357,703		386,118
Less: non-current		(1,180,270)		(996,582)

Current	￦	5,903,816	￦	6,024,847

1	Settlement payables of BC Card Co., Ltd. of ￦2,365,477 million related to credit card transactions included as of December 31, 2017 (2016: ￦2,095,989 million).